Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Accounting Standards Codification (“ASC”) 820, Fair Value Measurement, establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 -    Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2 -    Inputs to the valuation methodology include:
•Quoted prices for similar assets or liabilities in active markets;
•Quoted prices for identical or similar assets or liabilities in inactive markets;
•Inputs other than quoted prices that are observable for the asset or liability;
•Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 -    Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset's or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Money market fund: Valued at the NAV of the fund at year end. NAV is also the quoted market price as of the reporting date.

Common collective trusts: Investments in common collective trusts are valued at NAV, which are based on the aggregate current fair values of the underlying assets in relation to the total number of units outstanding. The common collective trusts have no unfunded commitments as of December 31, 2025, and can be redeemed daily with no redemption notice period or other redemption restrictions.

Mutual funds: Valued at the NAV of shares held by the Plan at year end. NAV represents the sum of the underlying investments and represents the price at which the funds are traded on active markets.

Common stock: Valued at the last reported closing price as of the Plan year end reported in the active market.

The following table sets forth by level, within the fair value hierarchy, the Plan's investment assets at fair value as of December 31, 2025 and 2024:

	Investment Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Virco Mfg. Corporation common stock	$7,001,933	$—	$—	$7,001,933
Money market fund held by Virco Unitized Stock	230,529	—	—	230,529
Mutual funds	20,362,042	—	—	20,362,042
Common collective trusts	—	39,779,511	—	39,779,511
Total investment assets at fair value	$27,594,504	$39,779,511	$—	$67,374,015

	Investment Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Virco Mfg. Corporation common stock	$11,320,447	$—	$—	$11,320,447
Money market fund held by Virco Unitized Stock	257,835	—	—	257,835
Mutual funds	16,145,670	—	—	16,145,670
Common collective trusts	—	34,284,666	—	34,284,666
Total investment assets at fair value	$27,723,952	$34,284,666	$—	$62,008,618
The shares of Virco Unitized Stock are valued on a unitized basis and hold Virco Mfg. Corporation common stock and a money market fund. Unitization of the investment allows for daily trades and the value of a unit reflects the combined value of the Virco Mfg. Corporation common stock and the money market fund held in the fund. At December 31, 2025 and 2024, this investment held 1,091,405 shares and 1,101,590 shares of Virco Mfg. Corporation common stock, respectively.